Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
On-balance sheet
Cash and balances at central banks	£ 177,069	£ 171,082	[1]	£ 102,353
Cash collateral and settlement balance assets	77,222	77,168	[1]	90,135
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Trading portfolio assets	104,187	113,760	[1]	80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial instruments	222,538	237,669	[1]	346,626
Financial assets at fair value through other comprehensive income	52,816	0	[1]	0
Other assets	1,006	3,022
Assets	1,133,283	1,133,248	[1]	£ 1,213,126	[2]
Off-balance sheet
Total	1,410,915	1,383,199
Credit risk [member]
On-balance sheet
Cash and balances at central banks	177,069	171,082
Cash collateral and settlement balance assets	77,222	77,168
Loans and advances	326,406	324,048
Reverse repurchase agreements and other similar secured lending	2,308	12,546
Trading portfolio assets	64,517	54,340
Financial assets at fair value through the income statement	143,629	111,611
Derivative financial instruments	222,538	237,669
Financial assets at fair value through other comprehensive income	51,694
Financial investments - debt securities		57,128
Other assets	1,006	3,022
Assets	1,066,389	1,048,614
Off-balance sheet
Contingent liabilities	20,303	19,012
Loan commitments	324,223	315,573
Total off-balance sheet	344,526	334,585
Banks [member]
Off-balance sheet
Total	200,751	202,987
Banks [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	17,341	18,395
Loans and advances	9,478	9,386
Reverse repurchase agreements and other similar secured lending	1,368	7,241
Trading portfolio assets	3,500	4,682
Financial assets at fair value through the income statement	30,374	21,468
Derivative financial instruments	123,769	126,248
Financial assets at fair value through other comprehensive income	12,135
Financial investments - debt securities		10,145
Other assets	580	2,300
Assets	198,545	199,865
Off-balance sheet
Contingent liabilities	939	1,572
Loan commitments	1,267	1,550
Total off-balance sheet	2,206	3,122
Other financial institutions [member]
Off-balance sheet
Total	303,626	293,280
Other financial institutions [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	48,398	48,611
Loans and advances	18,653	26,312
Reverse repurchase agreements and other similar secured lending	865	4,844
Trading portfolio assets	9,550	10,672
Financial assets at fair value through the income statement	96,378	78,506
Derivative financial instruments	80,376	87,272
Financial assets at fair value through other comprehensive income	2,250
Financial investments - debt securities		1,379
Other assets	426	701
Assets	256,896	258,297
Off-balance sheet
Contingent liabilities	3,840	3,556
Loan commitments	42,890	31,427
Total off-balance sheet	46,730	34,983
Manufacturing [member]
Off-balance sheet
Total	58,936	56,322
Manufacturing [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	498	124
Loans and advances	8,775	9,125
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,825	3,311
Financial assets at fair value through the income statement	0	38
Derivative financial instruments	2,390	2,383
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	15,488	14,981
Off-balance sheet
Contingent liabilities	3,470	3,236
Loan commitments	39,978	38,105
Total off-balance sheet	43,448	41,341
Construction and Property [member]
Off-balance sheet
Total	50,669	45,066
Construction and Property [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	75	233
Loans and advances	23,565	23,473
Reverse repurchase agreements and other similar secured lending	37	153
Trading portfolio assets	897	807
Financial assets at fair value through the income statement	8,914	4,666
Derivative financial instruments	1,993	2,103
Financial assets at fair value through other comprehensive income	200
Financial investments - debt securities		0
Other assets	0	0
Assets	35,681	31,435
Off-balance sheet
Contingent liabilities	626	675
Loan commitments	14,362	12,956
Total off-balance sheet	14,988	13,631
Government and central bank [member]
Off-balance sheet
Total	285,884	270,598
Government and central bank [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	177,069	171,082
Cash collateral and settlement balance assets	9,235	8,219
Loans and advances	12,764	9,097
Reverse repurchase agreements and other similar secured lending	38	307
Trading portfolio assets	34,968	26,030
Financial assets at fair value through the income statement	5,331	4,812
Derivative financial instruments	5,987	5,811
Financial assets at fair value through other comprehensive income	36,973
Financial investments - debt securities		44,827
Other assets	0	21
Assets	282,365	270,206
Off-balance sheet
Contingent liabilities	1,890	8
Loan commitments	1,629	384
Total off-balance sheet	3,519	392
Energy and water [member]
Off-balance sheet
Total	42,936	52,595
Energy and water [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	386	585
Loans and advances	5,515	5,519
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,202	3,900
Financial assets at fair value through the income statement	32	2
Derivative financial instruments	2,791	8,179
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		103
Other assets	0	0
Assets	12,926	18,288
Off-balance sheet
Contingent liabilities	3,491	2,605
Loan commitments	26,519	31,702
Total off-balance sheet	30,010	34,307
Wholesale and retail distribution and leisure [member]
Off-balance sheet
Total	29,051	29,103
Wholesale and retail distribution and leisure [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	223	75
Loans and advances	11,609	12,375
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,202	598
Financial assets at fair value through the income statement	13	3
Derivative financial instruments	486	576
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	13,533	13,627
Off-balance sheet
Contingent liabilities	952	969
Loan commitments	14,566	14,507
Total off-balance sheet	15,518	15,476
Business and other services [member]
Off-balance sheet
Total	53,829	68,899
Business and other services [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	717	577
Loans and advances	19,716	19,906
Reverse repurchase agreements and other similar secured lending	0	1
Trading portfolio assets	3,481	3,324
Financial assets at fair value through the income statement	2,178	2,083
Derivative financial instruments	2,004	2,972
Financial assets at fair value through other comprehensive income	136
Financial investments - debt securities		674
Other assets	0	0
Assets	28,232	29,537
Off-balance sheet
Contingent liabilities	3,455	4,947
Loan commitments	22,142	34,415
Total off-balance sheet	25,597	39,362
Home loans [member]
Off-balance sheet
Total	159,589	157,947
Home loans [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances	150,284	147,002
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	128
Financial assets at fair value through the income statement	405	28
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	150,689	147,158
Off-balance sheet
Contingent liabilities	0	4
Loan commitments	8,900	10,785
Total off-balance sheet	8,900	10,789
Cards, unsecured loans and other personal lending [member]
Off-balance sheet
Total	182,054	180,763
Cards, unsecured loans and other personal lending [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances	55,298	54,205
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	55,298	54,205
Off-balance sheet
Contingent liabilities	116	389
Loan commitments	126,640	126,169
Total off-balance sheet	126,756	126,558
Other [member]
Off-balance sheet
Total	43,590	25,639
Other [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	349	349
Loans and advances	10,749	7,648
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,892	888
Financial assets at fair value through the income statement	4	5
Derivative financial instruments	2,742	2,125
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	16,736	11,015
Off-balance sheet
Contingent liabilities	1,524	1,051
Loan commitments	25,330	13,573
Total off-balance sheet	£ 26,854	£ 14,624

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.